Supplemental Guarantor Information - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	1,477	1,589
Accounts and other receivables	240	191
Accounts receivable—affiliate	114	163
Advances to affiliate	97	36
Inventory	83	95
Other current assets	54	65
Other current assets—affiliate	0	0
Total current assets	2,065	2,139
Property, plant and equipment, net	15,145	15,139
Debt issuance costs, net	34	38
Non-current derivative assets	24	31
Investments in subsidiaries	0	0
Other non-current assets, net	197	206
Total assets	17,465	17,553
Current liabilities
Accounts payable	11	12
Accrued liabilities	509	637
Due to affiliates	30	68
Deferred revenue	95	111
Deferred revenue—affiliate	0	1
Derivative liabilities	4	0
Other current liabilities—affiliate		0
Total current liabilities	649	829
Long-term debt, net	16,052	16,046
Non-current deferred revenue	0	1
Non-current derivative liabilities	3	3
Other non-current liabilities	11	10
Other non-current liabilities—affiliate	25	25
Partners' equity (deficit)	725	639
Total liabilities and partners’ equity (deficit)	17,465	17,553
Parent Issuer [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	903	1,033
Accounts and other receivables	1	0
Accounts receivable—affiliate	0	0
Advances to affiliate	0	0
Inventory	0	0
Other current assets	13	8
Other current assets—affiliate	0	0
Total current assets	917	1,041
Property, plant and equipment, net	79	80
Debt issuance costs, net	18	20
Non-current derivative assets	15	14
Investments in subsidiaries	2,308	2,076
Other non-current assets, net	0	0
Total assets	3,337	3,231
Current liabilities
Accounts payable	0	0
Accrued liabilities	43	23
Due to affiliates	0	0
Deferred revenue	0	0
Deferred revenue—affiliate	0	0
Derivative liabilities	0
Other current liabilities—affiliate		0
Total current liabilities	43	23
Long-term debt, net	2,569	2,569
Non-current deferred revenue		0
Non-current derivative liabilities	0	0
Other non-current liabilities	0	0
Other non-current liabilities—affiliate	0	0
Partners' equity (deficit)	725	639
Total liabilities and partners’ equity (deficit)	3,337	3,231
Guarantors [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	13	12
Accounts and other receivables	1	2
Accounts receivable—affiliate	26	36
Advances to affiliate	76	20
Inventory	11	10
Other current assets	3	3
Other current assets—affiliate	0	0
Total current assets	130	83
Property, plant and equipment, net	2,157	2,164
Debt issuance costs, net	0	0
Non-current derivative assets	0	0
Investments in subsidiaries	180	(63)
Other non-current assets, net	38	37
Total assets	2,505	2,221
Current liabilities
Accounts payable	4	4
Accrued liabilities	15	8
Due to affiliates	94	47
Deferred revenue	26	27
Deferred revenue—affiliate	22	22
Derivative liabilities	0
Other current liabilities—affiliate		1
Total current liabilities	161	109
Long-term debt, net	0	0
Non-current deferred revenue		1
Non-current derivative liabilities	0	0
Other non-current liabilities	11	10
Other non-current liabilities—affiliate	25	25
Partners' equity (deficit)	2,308	2,076
Total liabilities and partners’ equity (deficit)	2,505	2,221
Non-Guarantor [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	561	544
Accounts and other receivables	238	189
Accounts receivable—affiliate	114	163
Advances to affiliate	91	26
Inventory	72	85
Other current assets	38	54
Other current assets—affiliate	22	21
Total current assets	1,136	1,082
Property, plant and equipment, net	12,933	12,920
Debt issuance costs, net	16	18
Non-current derivative assets	9	17
Investments in subsidiaries	0	0
Other non-current assets, net	159	169
Total assets	14,253	14,206
Current liabilities
Accounts payable	7	8
Accrued liabilities	451	606
Due to affiliates	32	66
Deferred revenue	69	84
Deferred revenue—affiliate	0	0
Derivative liabilities	4
Other current liabilities—affiliate		0
Total current liabilities	563	764
Long-term debt, net	13,483	13,477
Non-current deferred revenue		0
Non-current derivative liabilities	3	3
Other non-current liabilities	0	0
Other non-current liabilities—affiliate	0	0
Partners' equity (deficit)	204	(38)
Total liabilities and partners’ equity (deficit)	14,253	14,206
Eliminations [Member]
Current assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Accounts and other receivables	0	0
Accounts receivable—affiliate	(26)	(36)
Advances to affiliate	(70)	(10)
Inventory	0	0
Other current assets	0	0
Other current assets—affiliate	(22)	(21)
Total current assets	(118)	(67)
Property, plant and equipment, net	(24)	(25)
Debt issuance costs, net	0	0
Non-current derivative assets	0	0
Investments in subsidiaries	(2,488)	(2,013)
Other non-current assets, net	0	0
Total assets	(2,630)	(2,105)
Current liabilities
Accounts payable	0	0
Accrued liabilities	0	0
Due to affiliates	(96)	(45)
Deferred revenue	0	0
Deferred revenue—affiliate	(22)	(21)
Derivative liabilities	0
Other current liabilities—affiliate		(1)
Total current liabilities	(118)	(67)
Long-term debt, net	0	0
Non-current deferred revenue		0
Non-current derivative liabilities	0	0
Other non-current liabilities	0	0
Other non-current liabilities—affiliate	0	0
Partners' equity (deficit)	(2,512)	(2,038)
Total liabilities and partners’ equity (deficit)	$ (2,630)	$ (2,105)